Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	$ 50,228,305	$ 30,051,568
Long-term loans (current portion included)	14,331,790	36,476,909
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	50,253,543	30,020,005
Long-term loans (current portion included)	14,331,790	36,476,909
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	44,541,910	24,409,952
Long-term loans (current portion included)	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	5,711,633	5,610,053
Long-term loans (current portion included)	14,331,790	36,476,909
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	0	0
Long-term loans (current portion included)	$ 0	$ 0